SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

December 31, 2020 (Unaudited)

Shares		Value

Common Stocks — 98.25%
Communication Services — 2.76%
53,327	Gray Television, Inc.*	$954,020
9,620	Nexstar Media Group, Inc., Class A	1,050,408

		2,004,428

Consumer Discretionary — 14.82%
8,090	Carter’s, Inc.	761,026
46,780	Dana, Inc.	913,146
33,710	G-III Apparel Group Ltd.*	800,275
7,480	Grand Canyon Education, Inc.*	696,463
3,210	Helen of Troy Ltd.*	713,230
15,400	Malibu Boats, Inc., Class A*	961,576
19,050	Patrick Industries, Inc.	1,302,067
28,660	Perdoceo Education Corp.*	361,976
19,470	Ruth’s Hospitality Group, Inc.	345,203
21,805	Steven Madden Ltd.	770,153
60,630	Taylor Morrison Home Corp.*	1,555,159
78,974	Tilly’s, Inc., Class A	644,428
17,900	Universal Electronics, Inc.*	939,034

		10,763,736

Consumer Staples — 2.72%
76,510	Hostess Brands, Inc.*	1,120,107
10,820	John B Sanfilippo & Son, Inc.	853,265

		1,973,372

Energy — 2.55%
47,070	Delek US Holdings, Inc.	756,415
94,050	Magnolia Oil & Gas Corp., Class A*	663,993
30,890	Par Pacific Holdings, Inc.*	431,842

		1,852,250

Financials — 24.09%
9,680	American Financial Group, Inc.	848,162
18,760	Amerisafe, Inc.	1,077,387
17,690	Columbia Banking System, Inc.	635,071
12,080	Community Bank System, Inc.	752,705
99,862	Compass Diversified Holdings LP	1,942,316
33,850	First Busey Corp.	729,468
19,790	Heritage Financial Corp.	462,888
22,100	Hilltop Holdings, Inc.	607,971
16,580	Independent Bank Group, Inc.	1,036,582
31,090	Mercantile Bank Corp.	844,715
12,917	Northrim BanCorp, Inc.	438,532
16,925	Pacific Premier Bancorp, Inc.	530,260
11,810	Pinnacle Financial Partners, Inc.	760,564
8,430	Reinsurance Group of America, Inc.	977,037
14,994	South State Corp.	1,084,066

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

15,000	Stock Yards Bancorp, Inc.	$607,200
21,140	TriCo Bancshares	745,819
53,060	United Community Banks, Inc.	1,509,026
38,660	Veritex Holdings, Inc.	992,016
20,330	WSFS Financial Corp.	912,410

		17,494,195

Health Care — 5.64%
3,730	BioTelemetry, Inc.*	268,858
14,122	Emergent BioSolutions, Inc.*	1,265,331
15,520	Globus Medical, Inc., Class A*	1,012,215
99,360	Invacare Corp.	889,272
48,820	Lantheus Holdings, Inc.*	658,582

		4,094,258

Industrials — 16.55%
180,919	ACCO Brands Corp.	1,528,766
18,140	Arcosa, Inc.	996,430
7,180	Barrett Business Services, Inc.	489,748
19,264	BMC Stock Holdings, Inc.*	1,034,091
11,740	Casella Waste Systems, Inc., Class A*	727,293
31,940	Columbus McKinnon Corp.	1,227,774
27,609	Ducommun, Inc.*	1,482,603
13,870	EnerSys	1,152,042
34,475	Greenbrier Cos., Inc. (The)	1,254,200
32,470	Harsco Corp.*	583,811
55,249	Marten Transport Ltd.	951,940
20,710	Northwest Pipe Co.*	586,093

		12,014,791

Information Technology — 9.23%
70,500	AXT, Inc.*	674,685
10,400	Cohu, Inc.	397,072
8,020	MKS Instruments, Inc.	1,206,609
12,950	Model N, Inc.*	462,056
4,470	Novanta, Inc.*	528,443
29,290	Onto Innovation, Inc.*	1,392,740
12,047	PC Connection, Inc.*	569,703
19,635	Sapiens International Corp. NV	601,027
58,250	Viavi Solutions, Inc.*	872,294

		6,704,629

Materials — 6.14%
65,720	FutureFuel Corp.	834,644
10,040	Ingevity Corp.*	760,329
10,410	Kaiser Aluminum Corp.	1,029,549
23,589	Koppers Holdings, Inc.*	735,033
9,210	Reliance Steel & Aluminum Co.	1,102,898

		4,462,453

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

Real Estate — 9.80%
49,690	Apple Hospitality REIT, Inc.	$641,498
88,050	Braemar Hotels & Resorts, Inc., REIT	405,910
63,308	CatchMark Timber Trust, Inc., REIT, Class A	592,563
11,389	Community Healthcare Trust, Inc., REIT	536,536
21,720	CubeSmart, REIT	730,009
52,300	DiamondRock Hospitality Co., REIT*	431,475
5,260	EastGroup Properties, Inc., REIT	726,196
13,384	National Storage Affiliates Trust, REIT	482,225
35,860	Physicians Realty Trust, REIT	638,308
22,840	STAG Industrial, Inc., REIT	715,349
6,090	Terreno Realty Corp., REIT	356,326
58,001	UMH Properties, Inc., REIT	858,995

		7,115,390

Utilities — 3.95%
20,950	Southwest Gas Holdings, Inc.	1,272,712
24,968	Spire, Inc.	1,598,951

		2,871,663

Total Common Stocks		71,351,165

(Cost $64,396,251)

Investment Company — 1.67%
1,210,976	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,210,976

Total Investment Company		1,210,976

(Cost $1,210,976)

Total Investments		$72,562,141
(Cost $65,607,227) — 99.92%

Other assets in excess of liabilities — 0.08%		56,115

NET ASSETS — 100.00%		$72,618,256

*	Non-income producing security.

(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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